Reconciliation of Financial Statements to Irs Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation Between Net Assets Available for Benefits as Reported in Financial Statements to IRS Form 5500

The following is a reconciliation between the net assets available for benefits as reported in the financial statements to the net assets available for benefits as reported in IRS Form 5500 as of:

	December 31,
In Thousands	2025	2024
Net assets available for benefits – financial statements	$2,425,384	$2,259,520
Less: deemed distributions – defaulted loans	449	408
Net assets available for benefits – IRS Form 5500	$2,424,935	$2,259,112